Segments of Operations - Earnings before income taxes by segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Earnings before realized gains and income taxes	$ 394	$ 376	$ 335
Realized losses on securities	(13)	(9)	(16)
Earnings before income taxes	381	367	319
Annuity
Segment Reporting Information [Line Items]
Earnings before realized gains and income taxes	385	371	333
Run-off Life
Segment Reporting Information [Line Items]
Earnings before realized gains and income taxes	$ 9	$ 5	$ 2